Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments

Our contractual obligations, including purchase commitments under non-cancelable arrangements as of December 31, 2013, are summarized below. We do not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments (in thousands) due by period
	Total	2014	2015	2016
Contractual Obligation
Other purchase obligations	22,461	22,461	—	—

Total	$22,461	$22,461	$—	$—